Basic and Diluted Earnings per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Diluted Earnings Per Share

Common shares consisting of shares potentially dilutive that are excluded from the calculated of diluted earnings per share because they are anti-dilutive as of June 30, 2026, and December 31, 2025, are as follows:

	June 30, 2026	December 31, 2025
Warrants	4,992,842	8,172,842
Stock options	815,807	559,637
Total	5,808,649	8,732,479

Common shares consisting of shares potentially dilutive that are excluded from the calculated of diluted earnings per share because they are anti-dilutive as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Warrants	8,172,842	8,192,967
Stock options	559,637	223,599
Total	8,732,479	8,416,566